Related Party Transactions - Schedule of Breakdown of Related Party Central Service Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Interest expense	$ 13.5	$ 22.3	$ 15.8
Guarantee commission		0.3	0.3
Total related party services	39.3	43.4	32.9
Allocation of General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	3.0	2.7	2.3
Share in Governance and Stewardship VTTI [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	4.6	4.0	3.7
Allocation of Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	3.3	0.3
IT and IT Related Services [Member]
Related Party Transaction [Line Items]
Cost of Services	3.0	2.1	2.1
HSE Services [Member]
Related Party Transaction [Line Items]
Cost of Services	0.1	0.2	0.2
HR Services [Member]
Related Party Transaction [Line Items]
Cost of Services	$ 11.8	$ 11.5	$ 8.5